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                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND


                     SUPPLEMENT DATED JULY 20, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                            DATED DECEMBER 30, 2004,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                        JUNE 6, 2005 AND JULY 13, 2005,
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 30, 2004,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JULY 13, 2005

     Each Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Municipal Fixed Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Joseph A. Piraro, a Vice President of the Adviser, Robert W. Wimmel, a Vice President of the Adviser, James F. Willison, a Managing Director of the Adviser, and Robert J. Stryker, a Vice President of the Adviser.

Mr. Piraro has worked for the Adviser since 1992 and joined the team managing the Fund in 1992. Robert W. Wimmel has worked for the Adviser since 1996 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Wimmel worked in an investment management capacity for the Adviser. Mr. Willison has worked for the Adviser since 1984 and joined the team managing the Fund in August 2001. Prior to August 2001, Mr. Willison worked in an investment management capacity for the Adviser. Mr. Stryker has worked for the Adviser since 1994 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Stryker worked as a municipal credit analyst and in an investment management capacity for the Adviser.
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Mr. Piraro is the lead manager of the Fund. All team members are responsible for the day-to-day management of the Fund and for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   TFINSPT  7/05